Expense Example - (John Hancock Classic Value Fund)	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class A 1 year	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class A 3 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class A 5 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class A 10 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class C 1 year	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class C 3 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class C 5 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class C 10 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class I 1 year	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class I 3 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class I 5 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class I 10 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R2 1 year	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R2 3 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R2 5 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R2 10 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R5 1 year	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R5 3 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R5 5 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R5 10 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R6 1 year	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R6 3 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R6 5 years	(John Hancock Classic Value Fund - Classes A, C, I, R2, R5 and R6) Class R6 10 years	(John Hancock Classic Value Fund - Class R4) Class R4 1 year	(John Hancock Classic Value Fund - Class R4) Class R4 3 years	(John Hancock Classic Value Fund - Class R4) Class R4 5 years	(John Hancock Classic Value Fund - Class R4) Class R4 10 years
USD ($)	610	846	1,100	1,827	292	596	1,025	2,026	91	286	497	1,107	129	405	701	1,544	84	264	460	1,024	79	248	432	965	104	348	612	1,365